PREPAYMENTS, OTHER RECEIVABLES AND OTHER ASSETS	3 Months Ended
Mar. 31, 2025
Disclosure Of Prepayments Other Receivables And Other Assets [Abstract]
PREPAYMENTS, OTHER RECEIVABLES AND OTHER ASSETS	PREPAYMENTS, OTHER RECEIVABLES AND OTHER ASSETS

	March 31, 2025	December 31, 2024
	US$’000	US$’000

Other collaboration receivables	159,688	112,656
Other receivables	954	780
Lease receivables	44	568
VAT recoverable	5,792	4,597
Prepayments	15,562	12,374
Total	182,040	130,975
None of the above assets is either past due or impaired. The financial assets included in the above balances relate to receivables for which there was no recent history of default. The Company estimated that the expected credit loss for the above receivables as at March 31, 2025 and December 31, 2024 is insignificant.